Note 14 - Stock-based Awards: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Details
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		110.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		128.70%
Stock price on date of grant, minimum		$ 0.40
Stock price on date of grant, maximum		$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		0.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		1.00%
Sharebased Compensation Arrangement By Sharebased Payment Award FairValue Assumptions Expected Forfeiture Rate	0.00%	0.00%